UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

September 1, 2024 to September 30, 2024

Commission File Number of Issuing Entity: 333-251538-01

Central Index Key Number of Issuing Entity: 0001833494

WF CARD ISSUANCE TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor: 333-251538

Central Index Key Number of Depositor: 0001833590

WF CARD FUNDING, LLC

(Depositor)

(Exact name of depositor as specified in its charter)

Central Index Key Number of Sponsor: 0000740906

WELLS FARGO BANK, NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Bryant Owens

WF Card Funding, LLC

550 S Tryon Street, Floor 18

D1086-180

Charlotte, North Carolina 28202

(866) 263-3059

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	94-1347393
(State or other jurisdiction of incorporation)	(IRS Employer Identification No.)

WF Card Issuance Trust
c/o WF Card Funding, LLC
550 S Tryon Street, Floor 18
D1086-180
Charlotte, North Carolina	28202
(Address of principal executive offices of the issuing entity)	(Zip Code)

Registrant’s telephone number, including area code (866) 263-3059

N/A

(Former name or address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
WFCardSeries Class A(2024-1) Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

Note: The registrant has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or such shorter period that the registrant was required to file such reports) and has been subject to such filing requirements since March 1, 2024, the issuance date for its first class of Notes subject to such filing requirements.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Response to Item 1 is set forth in Exhibit 99.1

PART II – OTHER INFORMATION

Item 2. Legal Proceedings

The most current information or material update to this item, as of the end of the monthly distribution period to which this report relates or, if more recent, as of the latest practicable date, was previously reported by WF Card Issuance Trust (“WFCIT”) (Central Index Key (CIK) number 0001833494, Commission File Number 333-251538-01). See prospectus subject to completion dated October 11, 2024 relating to WFCIT’s Class A(2024-2) filed on October 11, 2024 (the “Preliminary Prospectus”).

Item 10. Exhibits

Exhibit No.	Description

99.1	WFCardSeries Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WF Card Issuance Trust
(Issuing Entity)

Date: October 15, 2024	By:	WF Card Funding, LLC
as Depositor

/s/ Kristine Kinzle
Name: Kristine Kinzle
Title: Executive Director and Treasurer